Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

Recognised	December 31,
	2022	2021
	£’000	£’000
Deferred tax asset
Short term temporary differences	7,312	2,108

Deferred tax liability
Fixed asset temporary differences	(7,312)	(2,108)
	—	—

Not recognised	December 31,
	2022	2021
	£’000	£’000
Deferred tax asset
Losses and other deductions	41,827	11,480
Short term temporary differences	531	20,276
	42,358	31,756